Operating Leases (Tables) - Previously Reported [Member]	12 Months Ended
Dec. 31, 2024
Schedule of Supplemental Information Related To Leases

Supplemental balance sheet information related to leases as of December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Assets:
Operating lease - right-of-use assets	$95,000	$3,926,000

Liabilities
Current
Current portion of operating leases	$92,000	$84,000
Operating lease liabilities, net of current portion	$-	$3,925,000

Schedule of Operating Lease Term and Discount Rate

Supplemental statement of operations information related to operating leases is as follows:

	Twelve Months Ended	Nine Months Ended
	December 31, 2024	December 31, 2023
Operating lease expense as a component of general and administrative expenses	$489,000	$717,000

Supplemental cash flow information related to operating leases is as follows:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$181,000	$656,000

Lease term and Discount Rate
Weighted average remaining lease term (years)	0.6	15.0
Weighted average discount rate	9.0%	12.0%

Schedule of Operating Lease Lease Maturities and Balance Due

The following table summarizes information regarding lease maturities and balance due as follows:

Payments due by period	Amount
2025	$94,000
Less: Interest	2,000
Total operating lease liabilities
$92,000

Schedule of Loss Before Income Taxes

The Company’s loss before income taxes for the year ended December 31, 2024 and the nine months ended December 31, 2023 is as follows:

	2024	2023

United States	$(24,414,000)	$(6,173,000)
Foreign	47,000	(225,000)
	$(24,367,000)	$(6,398,000)

Schedule of Deferred Tax Assets and Liabilities

The Company did not have any provision for income taxes for the year ended December 31, 2024 or the nine months ended December 31, 2023.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The Company’s net deferred tax assets as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
NOL Federal Carryforward	$4,085,000	$1,291,000
State NOL Carryforward	1,426,000	469,000
Inventory differences	355,000	1,173,000
Impairment of GoodWIll - Semi Cab	674,000	-
Stock option compensation expense (SFAS 123R)	179,000	159,000
Intangibles - Semi Cab	253,000	-
ROU Liability	14,000	1,022,000
Section 163(j)	694,000	151,000
Allowance for doubtful accounts	40,000	45,000
Reserve for estimated returns	476,000	384,000
Accrued vacation	20,000	8,000
	$8,216,000	$4,702,000
Less: valuation allowance	(8,039,000)	(3,600,000)
Net deferred tax asset	$176,000	$1,103,000

Depreciable and amortizable assets	(39,000)	(67,000)
ROU Asset	(14,000)	(1,000,000)
Warrant Liability	(92,000)	-
Prepaid expenses	(32,000)	(35,000)

Net deferred tax liability	$(176,000)	$(1,103,000)
	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
NOL Federal Carryforward	$4,085,000	$1,291,000
State NOL Carryforward	1,426,000	469,000
Inventory differences	355,000	1,173,000
Impairment of GoodWIll - Semi Cab	674,000	-
Stock option compensation expense (SFAS 123R)	179,000	159,000
Intangibles - Semi Cab	253,000	-
ROU Liability	14,000	1,022,000
Section 163(j)	694,000	151,000
Allowance for doubtful accounts	40,000	45,000
Reserve for estimated returns	476,000	384,000
Accrued vacation	20,000	8,000
	$8,216,000	$4,702,000
Less: valuation allowance	(8,039,000)	(3,600,000)
Net deferred tax asset	$176,000	$1,103,000

Depreciable and amortizable assets	(39,000)	(67,000)
ROU Asset	(14,000)	(1,000,000)
Warrant Liability	(92,000)	-
Prepaid expenses	(32,000)	(35,000)

Net deferred tax liability	$(176,000)	$(1,103,000)
	$-	$-

Schedule of Tax Provision

The actual tax provision differs from the “expected” tax for the year ended December 31, 2024 and the nine months ended December 31, 2023 (computed by applying the U.S. Federal Corporate tax rate of 21% to income before taxes) as follows:

	December 31, 2024	December 31, 2023

Expected tax expense (benefit)	$(5,117,000)	$(1,344,000)
State income taxes, net of Federal income tax effect	(1,574,000)	(326,000)
Permanent differences	(441,000)	104,000
Permanent difference loss on issuance of warrants	2,441,000	-
Tax rate differential on foreign earnings	13,000	59,000
Change in valuation allowance	4,428,000	1,495,000
Other	250,000	11,000
Actual tax (benefit) provision	$-	$-